LVIP SSGA S&P 500 Index Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.57%
Aerospace & Defense–1.49%
†Boeing	158,389	$ 34,836,077
General Dynamics	65,980	12,934,059
Howmet Aerospace	112,660	3,514,992
Huntington Ingalls Industries	11,600	2,239,496
L3Harris Technologies	56,906	12,532,978
Lockheed Martin	70,502	24,330,240
Northrop Grumman	43,133	15,534,350
Raytheon Technologies	429,271	36,900,135
Textron	64,922	4,532,205
†TransDigm Group	14,800	9,243,636
		156,598,168
Air Freight & Logistics–0.60%
CH Robinson Worldwide	38,027	3,308,349
Expeditors International of Washington	48,976	5,834,511
FedEx	70,303	15,416,745
United Parcel Service Class B	208,424	37,954,010
		62,513,615
Airlines–0.25%
†Alaska Air Group	35,900	2,103,740
†American Airlines Group	169,900	3,486,348
†Delta Air Lines	186,400	7,942,504
†Southwest Airlines	170,381	8,762,695
†United Airlines Holdings	89,900	4,276,543
		26,571,830
Auto Components–0.14%
†Aptiv	77,924	11,608,338
BorgWarner	69,198	2,990,046
		14,598,384
Automobiles–2.07%
†Ford Motor	1,129,602	15,995,165
†General Motors	412,406	21,737,920
†Tesla	231,600	179,601,168
		217,334,253
Banks–4.38%
Bank of America	2,112,001	89,654,443
Citigroup	577,262	40,512,247
Citizens Financial Group	123,200	5,787,936
Comerica	40,252	3,240,286
Fifth Third Bancorp	202,867	8,609,676
First Republic Bank	50,700	9,779,016
Huntington Bancshares	425,120	6,572,355
JPMorgan Chase & Co.	852,660	139,571,915
KeyCorp	281,794	6,092,386
M&T Bank	37,185	5,553,208
People's United Financial	123,217	2,152,601
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	122,446	$ 23,955,336
Regions Financial	277,914	5,922,347
†SVB Financial Group	15,900	10,285,392
Truist Financial	379,242	22,242,543
US Bancorp	383,356	22,786,681
Wells Fargo & Co.	1,170,382	54,317,429
Zions Bancorp	47,242	2,923,807
		459,959,604
Beverages–1.37%
Brown-Forman Class B	52,650	3,528,077
Coca-Cola	1,110,997	58,294,013
Constellation Brands Class A	48,735	10,267,977
Molson Coors Beverage Class B	54,317	2,519,222
†Monster Beverage	106,551	9,464,925
PepsiCo	395,575	59,498,436
		143,572,650
Biotechnology–1.91%
AbbVie	505,649	54,544,358
Amgen	161,657	34,376,361
†Biogen	43,349	12,267,333
Gilead Sciences	361,349	25,240,228
†Incyte	53,900	3,707,242
†Moderna	100,000	38,486,000
†Regeneron Pharmaceuticals	30,162	18,253,439
†Vertex Pharmaceuticals	74,600	13,531,694
		200,406,655
Building Products–0.49%
Allegion	25,725	3,400,330
AO Smith	38,700	2,363,409
Carrier Global	235,361	12,182,285
Fortune Brands Home & Security	39,400	3,523,148
Johnson Controls International	206,489	14,057,771
Masco	73,321	4,072,982
Trane Technologies	68,875	11,891,269
		51,491,194
Capital Markets–2.99%
Ameriprise Financial	32,082	8,473,498
Bank of New York Mellon	224,703	11,648,603
BlackRock	40,891	34,293,646
Cboe Global Markets	30,500	3,777,730
Charles Schwab	432,125	31,475,985
CME Group	103,453	20,005,741
Franklin Resources	78,456	2,331,712
Goldman Sachs Group	95,986	36,285,588
Intercontinental Exchange	162,130	18,615,767
Invesco	93,239	2,247,992
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings	11,000	$ 4,627,590
Moody's	46,342	16,456,508
Morgan Stanley	415,788	40,460,330
MSCI	23,700	14,417,658
Nasdaq	33,277	6,423,127
Northern Trust	60,684	6,542,342
Raymond James Financial	52,650	4,858,542
S&P Global	69,379	29,478,443
State Street	100,190	8,488,097
T. Rowe Price Group	65,335	12,851,394
		313,760,293
Chemicals–1.69%
Air Products & Chemicals	63,799	16,339,562
Albemarle	33,600	7,357,392
Celanese	32,300	4,865,672
CF Industries Holdings	61,790	3,449,118
Corteva	212,327	8,934,720
Dow	215,227	12,388,466
DuPont de Nemours	147,849	10,052,253
Eastman Chemical	39,027	3,931,580
Ecolab	71,657	14,949,083
FMC	37,001	3,387,812
International Flavors & Fragrances	71,704	9,588,259
Linde	147,080	43,150,330
LyondellBasell Industries Class A	71,480	6,708,398
Mosaic	99,547	3,555,819
PPG Industries	68,356	9,775,592
Sherwin-Williams	68,948	19,286,824
		177,720,880
Commercial Services & Supplies–0.42%
Cintas	25,408	9,671,809
†Copart	58,000	8,045,760
Republic Services	61,037	7,328,102
Rollins	63,825	2,254,937
Waste Management	111,871	16,709,053
		44,009,661
Communications Equipment–0.84%
†Arista Networks	15,800	5,429,512
Cisco Systems	1,207,224	65,709,202
†F5 Networks	16,996	3,378,465
Juniper Networks	94,404	2,597,998
Motorola Solutions	48,902	11,360,913
		88,476,090
Construction & Engineering–0.04%
Quanta Services	40,187	4,574,084
		4,574,084
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.12%
Martin Marietta Materials	18,100	$ 6,184,408
Vulcan Materials	38,663	6,540,233
		12,724,641
Consumer Finance–0.66%
American Express	183,050	30,666,367
Capital One Financial	126,730	20,526,458
Discover Financial Services	84,611	10,394,461
Synchrony Financial	150,368	7,349,988
		68,937,274
Containers & Packaging–0.33%
Amcor	447,208	5,183,141
Avery Dennison	23,943	4,961,229
Ball	94,556	8,507,203
International Paper	114,201	6,386,120
Packaging Corp. of America	27,400	3,765,856
Sealed Air	43,797	2,399,638
WestRock	76,718	3,822,858
		35,026,045
Distributors–0.13%
Genuine Parts	41,741	5,060,261
†LKQ	79,800	4,015,536
Pool	11,600	5,039,156
		14,114,953
Diversified Financial Services–1.38%
†Berkshire Hathaway Class B	528,969	144,376,799
		144,376,799
Diversified Telecommunication Services–1.17%
AT&T	2,040,640	55,117,686
Lumen Technologies	286,577	3,550,689
Verizon Communications	1,185,558	64,031,988
		122,700,363
Electric Utilities–1.57%
Alliant Energy	71,800	4,019,364
American Electric Power	143,978	11,688,134
Duke Energy	221,648	21,630,628
Edison International	109,904	6,096,375
Entergy	58,072	5,767,130
Evergy	66,099	4,111,358
Eversource Energy	98,974	8,092,114
Exelon	281,556	13,610,417
FirstEnergy	157,406	5,606,802
NextEra Energy	560,132	43,981,565
NRG Energy	70,555	2,880,761
Pinnacle West Capital	32,483	2,350,470
PPL	222,898	6,214,396
Southern	305,026	18,902,461
Xcel Energy	151,077	9,442,312
		164,394,287

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.56%
AMETEK	66,500	$ 8,246,665
Eaton	114,817	17,143,326
Emerson Electric	172,730	16,271,166
†Generac Holdings	18,200	7,437,794
Rockwell Automation	33,490	9,847,400
		58,946,351
Electronic Equipment, Instruments & Components–0.68%
Amphenol Class A	172,164	12,607,570
CDW	38,700	7,044,174
Corning	224,660	8,197,843
†IPG Photonics	10,300	1,631,520
†Keysight Technologies	53,100	8,723,799
TE Connectivity	95,111	13,051,132
†Teledyne Technologies	13,397	5,755,083
†Trimble	72,700	5,979,575
†Zebra Technologies Class A	15,400	7,937,468
		70,928,164
Energy Equipment & Services–0.22%
Baker Hughes	210,797	5,213,010
Halliburton	257,637	5,570,112
Schlumberger	402,873	11,941,155
		22,724,277
Entertainment–1.93%
Activision Blizzard	223,900	17,327,621
Electronic Arts	82,479	11,732,638
†Live Nation Entertainment	36,400	3,317,132
†Netflix	126,200	77,024,908
†Take-Two Interactive Software	33,500	5,161,345
†Walt Disney	518,335	87,686,732
		202,250,376
Equity Real Estate Investment Trusts–2.49%
Alexandria Real Estate Equities	38,100	7,279,767
American Tower	129,603	34,397,932
AvalonBay Communities	40,248	8,920,567
Boston Properties	40,712	4,411,145
Crown Castle International	124,565	21,589,606
Digital Realty Trust	81,100	11,714,895
Duke Realty	107,900	5,165,173
Equinix	25,842	20,418,539
Equity Residential	99,142	8,022,571
Essex Property Trust	18,800	6,011,112
Extra Space Storage	38,500	6,467,615
Federal Realty Investment Trust	20,400	2,406,996
Healthpeak Properties	155,623	5,210,258
†Host Hotels & Resorts	203,451	3,322,355
Iron Mountain	83,200	3,615,040
Kimco Realty	170,245	3,532,584
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Mid-America Apartment Communities	33,100	$ 6,181,425
Prologis	213,087	26,727,502
Public Storage	43,851	13,028,132
Realty Income	107,900	6,998,394
Regency Centers	45,500	3,063,515
SBA Communications	31,500	10,412,955
Simon Property Group	94,648	12,301,401
UDR	77,700	4,116,546
Ventas	108,695	6,001,051
Vornado Realty Trust	45,274	1,901,961
Welltower	120,301	9,912,802
Weyerhaeuser	218,207	7,761,623
		260,893,462
Food & Staples Retailing–1.36%
Costco Wholesale	126,348	56,774,474
Kroger	191,646	7,748,248
Sysco	147,418	11,572,313
Walgreens Boots Alliance	206,662	9,723,447
Walmart	407,395	56,782,715
		142,601,197
Food Products–0.87%
Archer-Daniels-Midland	160,923	9,656,989
Campbell Soup	58,450	2,443,795
Conagra Brands	139,152	4,713,078
General Mills	175,712	10,511,092
Hershey	42,130	7,130,503
Hormel Foods	81,172	3,328,052
JM Smucker	31,547	3,786,586
Kellogg	72,577	4,639,122
Kraft Heinz	179,324	6,602,710
Lamb Weston Holdings	42,100	2,583,677
McCormick & Co.	72,138	5,845,342
Mondelez International Class A	397,408	23,121,197
Tyson Foods Class A	85,450	6,745,423
		91,107,566
Gas Utilities–0.03%
Atmos Energy	37,600	3,316,320
		3,316,320
Health Care Equipment & Supplies–3.76%
Abbott Laboratories	505,380	59,700,539
†ABIOMED	12,900	4,199,208
†Align Technology	20,700	13,774,401
Baxter International	144,922	11,656,077
Becton Dickinson & Co.	81,613	20,062,108
†Boston Scientific	409,387	17,763,302
Cooper	14,200	5,869,002
Danaher	181,501	55,256,164
DENTSPLY SIRONA	61,975	3,597,649

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†DexCom	27,900	$ 15,257,394
†Edwards Lifesciences	179,148	20,281,345
†Hologic	73,900	5,454,559
†IDEXX Laboratories	24,600	15,298,740
†Intuitive Surgical	34,069	33,869,696
Medtronic	384,396	48,184,039
ResMed	41,900	11,042,745
STERIS	28,100	5,740,268
Stryker	94,412	24,898,333
Teleflex	13,500	5,083,425
West Pharmaceutical Services	20,600	8,745,524
Zimmer Biomet Holdings	60,090	8,794,772
		394,529,290
Health Care Providers & Services–2.51%
AmerisourceBergen	42,478	5,073,997
Anthem	69,288	25,830,566
Cardinal Health	83,661	4,137,873
†Centene	167,874	10,460,229
Cigna	96,602	19,335,856
CVS Health	379,342	32,190,962
†DaVita	19,728	2,293,577
HCA Healthcare	70,000	16,990,400
†Henry Schein	39,700	3,023,552
Humana	37,132	14,449,918
†Laboratory Corp of America Holdings	27,247	7,668,396
McKesson	43,594	8,691,772
Quest Diagnostics	34,211	4,971,201
UnitedHealth Group	269,046	105,127,034
Universal Health Services Class B	22,500	3,113,325
		263,358,658
Health Care Technology–0.06%
Cerner	87,729	6,186,649
		6,186,649
Hotels, Restaurants & Leisure–2.06%
†Booking Holdings	11,675	27,714,932
†Caesars Entertainment	60,100	6,748,028
†Carnival	228,591	5,717,061
†Chipotle Mexican Grill	8,122	14,761,898
Darden Restaurants	37,830	5,730,110
Domino's Pizza	10,300	4,912,688
†Expedia Group	40,749	6,678,761
†Hilton Worldwide Holdings	80,200	10,595,222
†Las Vegas Sands	94,800	3,469,680
†Marriott International Class A	76,927	11,392,119
McDonald's	213,118	51,384,881
MGM Resorts International	117,500	5,070,125
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Norwegian Cruise Line Holdings	97,600	$ 2,606,896
†Penn National Gaming	42,800	3,101,288
†Royal Caribbean Cruises	63,100	5,612,745
Starbucks	335,806	37,042,760
†Wynn Resorts	30,350	2,572,163
Yum! Brands	85,824	10,497,133
		215,608,490
Household Durables–0.39%
DR Horton	94,474	7,932,982
Garmin	43,424	6,750,695
Leggett & Platt	38,336	1,718,986
Lennar Class A	80,043	7,498,428
†Mohawk Industries	16,700	2,962,580
Newell Brands	109,103	2,415,541
†NVR	990	4,746,139
PulteGroup	75,941	3,487,211
Whirlpool	17,808	3,630,339
		41,142,901
Household Products–1.33%
Church & Dwight	71,200	5,878,984
Clorox	36,085	5,976,037
Colgate-Palmolive	243,752	18,422,776
Kimberly-Clark	97,231	12,877,273
Procter & Gamble	692,431	96,801,854
		139,956,924
Independent Power and Renewable Electricity Producers–0.04%
AES	192,215	4,388,268
		4,388,268
Industrial Conglomerates–1.11%
3M	164,671	28,886,587
General Electric	312,347	32,181,112
Honeywell International	198,272	42,089,180
Roper Technologies	30,364	13,546,291
		116,703,170
Insurance–1.92%
Aflac	174,222	9,082,193
Allstate	86,272	10,983,288
American International Group	247,244	13,571,223
Aon Class A	65,054	18,590,482
Arthur J. Gallagher	59,100	8,785,215
Assurant	17,416	2,747,374
Brown & Brown	64,800	3,593,160
Chubb	124,746	21,640,936
Cincinnati Financial	43,275	4,942,871
Everest Re Group	11,500	2,883,970
Globe Life	27,279	2,428,649

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	97,589	$ 6,855,627
✱Lincoln National	50,736	3,488,100
Loews	56,008	3,020,511
Marsh & McLennan	143,969	21,801,226
MetLife	206,215	12,729,652
Principal Financial Group	72,833	4,690,445
Progressive	168,618	15,241,381
Prudential Financial	109,425	11,511,510
Travelers	72,506	11,021,637
W R Berkley	40,400	2,956,472
Willis Towers Watson	37,201	8,647,745
		201,213,667
Interactive Media & Services–6.68%
†Alphabet Class A	166,318	443,994,432
†Facebook Class A	680,500	230,954,895
†Match Group	78,400	12,308,016
†Twitter	229,900	13,883,661
		701,141,004
Internet & Direct Marketing Retail–4.09%
†Amazon.com	124,358	408,521,004
eBay	186,444	12,989,554
†Etsy	36,900	7,673,724
		429,184,282
IT Services–4.88%
Accenture Class A	180,767	57,830,979
†Akamai Technologies	47,103	4,926,503
Automatic Data Processing	120,268	24,043,979
Broadridge Financial Solutions	33,600	5,599,104
Cognizant Technology Solutions Class A	151,916	11,273,686
†DXC Technology	73,450	2,468,654
Fidelity National Information Services	175,489	21,353,501
†Fiserv	171,624	18,621,204
†FleetCor Technologies	24,100	6,296,607
†Gartner	23,500	7,141,180
Global Payments	85,045	13,401,391
International Business Machines	257,463	35,769,335
Jack Henry & Associates	21,200	3,478,072
Mastercard Class A	248,420	86,370,666
Paychex	92,376	10,387,681
†PayPal Holdings	335,144	87,207,820
†VeriSign	28,887	5,922,124
Visa Class A	481,428	107,238,087
Western Union	117,887	2,383,675
		511,714,248
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.03%
Hasbro	36,884	$ 3,290,790
		3,290,790
Life Sciences Tools & Services–1.39%
Agilent Technologies	87,437	13,773,951
†Bio-Rad Laboratories Class A	6,200	4,624,890
Bio-Techne	11,200	5,427,184
†Charles River Laboratories International	14,500	5,983,715
†Illumina	42,100	17,076,181
†IQVIA Holdings	55,200	13,222,608
†Mettler-Toledo International	6,700	9,228,312
PerkinElmer	32,375	5,610,264
Thermo Fisher Scientific	112,553	64,304,905
†Waters	17,916	6,401,387
		145,653,397
Machinery–1.53%
Caterpillar	155,781	29,905,279
Cummins	42,129	9,460,488
Deere & Co.	80,800	27,073,656
Dover	41,751	6,492,281
Fortive	98,271	6,934,984
IDEX	21,800	4,511,510
Illinois Tool Works	82,819	17,112,890
†Ingersoll Rand	107,281	5,408,035
Otis Worldwide	116,180	9,559,290
PACCAR	100,055	7,896,341
Parker-Hannifin	37,182	10,396,831
Pentair	47,194	3,427,700
Snap-on	15,375	3,212,606
Stanley Black & Decker	45,140	7,913,493
Westinghouse Air Brake Technologies	51,009	4,397,486
Xylem	52,173	6,452,757
		160,155,627
Media–1.24%
†Charter Communications Class A	36,100	26,264,916
Comcast Class A	1,306,044	73,047,041
†Discovery Class A	49,243	1,249,787
†Discovery Class C	86,555	2,100,690
†DISH Network Class A	71,613	3,112,301
Fox Class A	93,919	3,767,091
Fox Class B	43,766	1,624,594
Interpublic Group	113,380	4,157,644
News Class A	112,690	2,651,596
News Class B	38,200	887,386
Omnicom Group	62,097	4,499,549
ViacomCBS Class B	173,600	6,858,936
		130,221,531

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.33%
Freeport-McMoRan	422,261	$ 13,736,150
Newmont	230,832	12,534,178
Nucor	82,843	8,159,207
		34,429,535
Multiline Retail–0.51%
Dollar General	68,029	14,431,672
†Dollar Tree	66,783	6,392,469
Target	140,838	32,219,509
		53,043,650
Multi-Utilities–0.73%
Ameren	73,601	5,961,681
CenterPoint Energy	168,135	4,136,121
CMS Energy	82,938	4,953,887
Consolidated Edison	99,812	7,245,353
Dominion Energy	232,352	16,966,343
DTE Energy	56,492	6,310,721
NiSource	112,995	2,737,869
Public Service Enterprise Group	145,489	8,860,280
Sempra Energy	90,788	11,484,682
WEC Energy Group	90,858	8,013,676
		76,670,613
Oil, Gas & Consumable Fuels–2.52%
APA	108,926	2,334,284
Cabot Oil & Gas	115,196	2,506,665
Chevron	552,316	56,032,458
ConocoPhillips	380,552	25,790,009
Devon Energy	171,614	6,094,013
Diamondback Energy	49,100	4,648,297
EOG Resources	168,102	13,493,548
Exxon Mobil	1,212,410	71,313,956
Hess	79,720	6,226,929
Kinder Morgan	561,081	9,386,885
Marathon Oil	227,029	3,103,487
Marathon Petroleum	184,530	11,405,799
Occidental Petroleum	244,838	7,242,308
ONEOK	129,877	7,531,567
Phillips 66	126,171	8,835,755
Pioneer Natural Resources	64,114	10,675,622
Valero Energy	117,745	8,309,265
Williams	350,018	9,079,467
		264,010,314
Personal Products–0.19%
Estee Lauder Class A	66,767	20,025,426
		20,025,426
Pharmaceuticals–3.57%
Bristol-Myers Squibb	632,866	37,446,681
†Catalent	49,100	6,533,737
Eli Lilly & Co.	227,628	52,593,449
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Johnson & Johnson	751,081	$ 121,299,582
Merck & Co.	723,681	54,355,680
Organon	74,638	2,447,380
Pfizer	1,603,848	68,981,503
Viatris	348,851	4,726,931
Zoetis	134,821	26,174,149
		374,559,092
Professional Services–0.43%
Equifax	35,018	8,874,261
IHS Markit	113,900	13,283,018
Jacobs Engineering Group	37,434	4,961,128
Leidos Holdings	38,000	3,652,940
Nielsen Holdings	103,300	1,982,327
Robert Half International	31,917	3,202,233
Verisk Analytics	46,700	9,352,609
		45,308,516
Real Estate Management & Development–0.09%
†CBRE Group Class A	96,676	9,412,375
		9,412,375
Road & Rail–0.87%
CSX	640,312	19,042,879
JB Hunt Transport Services	23,800	3,979,836
Kansas City Southern	26,238	7,101,052
Norfolk Southern	70,132	16,779,081
Old Dominion Freight Line	27,400	7,835,852
Union Pacific	185,702	36,399,449
		91,138,149
Semiconductors & Semiconductor Equipment–5.55%
†Advanced Micro Devices	286,600	29,491,140
Analog Devices	153,023	25,628,292
Applied Materials	260,253	33,502,369
Broadcom	116,885	56,681,043
†Enphase Energy	38,800	5,818,836
Intel	1,156,028	61,593,172
KLA	44,121	14,758,916
Lam Research	41,050	23,363,608
Microchip Technology	78,803	12,095,472
Micron Technology	323,059	22,930,728
Monolithic Power Systems	12,400	6,010,032
NVIDIA	711,140	147,319,762
NXP Semiconductors	75,200	14,729,424
†Qorvo	32,700	5,467,113
QUALCOMM	322,024	41,534,656
Skyworks Solutions	47,900	7,892,962
Teradyne	48,200	5,261,994
Texas Instruments	263,824	50,709,611
†Xilinx	112,155	16,934,283
		581,723,413

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–9.24%
†Adobe	135,900	$ 78,240,348
†ANSYS	25,100	8,545,295
†Autodesk	63,403	18,080,634
†Cadence Design Systems	80,200	12,145,488
†Ceridian HCM Holding	37,500	4,223,250
Citrix Systems	35,756	3,839,122
†Fortinet	39,100	11,418,764
Intuit	77,840	41,995,458
Microsoft	2,148,288	605,645,353
NortonLifeLock	165,125	4,177,662
Oracle	469,178	40,879,479
†Paycom Software	14,200	7,039,650
†PTC	30,300	3,629,637
†salesforce.com	276,636	75,029,216
†ServiceNow	56,900	35,407,163
†Synopsys	44,000	13,174,040
†Tyler Technologies	11,700	5,366,205
		968,836,764
Specialty Retail–2.21%
Advance Auto Parts	18,900	3,948,021
†AutoZone	6,227	10,573,384
Bath & Body Works	67,543	4,257,235
Best Buy	64,277	6,794,722
†CarMax	47,309	6,053,660
Gap	49,750	1,129,325
Home Depot	303,285	99,556,334
Lowe’s	201,697	40,916,254
†O'Reilly Automotive	20,057	12,256,030
Ross Stores	102,726	11,181,725
TJX	347,492	22,927,522
Tractor Supply	33,500	6,787,435
†Ulta Beauty	15,900	5,738,628
		232,120,275
Technology Hardware, Storage & Peripherals–6.34%
Apple	4,488,556	635,130,674
Hewlett Packard Enterprise	374,776	5,340,558
HP	346,076	9,468,639
NetApp	64,343	5,775,428
Seagate Technology Holdings	57,372	4,734,337
†Western Digital	88,734	5,008,147
		665,457,783
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.67%
Hanesbrands	100,600	$ 1,726,296
NIKE Class B	364,968	53,004,303
†PVH	20,533	2,110,587
Ralph Lauren	13,872	1,540,347
Tapestry	80,334	2,973,965
†Under Armour Class A	57,900	1,168,422
†Under Armour Class C	59,852	1,048,607
VF	93,452	6,260,349
		69,832,876
Tobacco–0.63%
Altria Group	524,401	23,870,733
Philip Morris International	444,916	42,173,588
		66,044,321
Trading Companies & Distributors–0.20%
Fastenal	165,506	8,541,765
†United Rentals	21,000	7,369,530
WW Grainger	12,553	4,934,082
		20,845,377
Water Utilities–0.08%
American Water Works	52,300	8,840,792
		8,840,792
Wireless Telecommunication Services–0.21%
†T-Mobile	168,815	21,567,804
		21,567,804
Total Common Stock (Cost $3,439,706,223)		10,444,945,407

MONEY MARKET FUND–0.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	41,060,221	41,060,221
Total Money Market Fund (Cost $41,060,221)		41,060,221

TOTAL INVESTMENTS–99.96% (Cost $3,480,766,444)	10,486,005,628
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	4,581,092
NET ASSETS APPLICABLE TO 381,712,758 SHARES OUTSTANDING–100.00%	$10,490,586,720

† Non-income producing.
✱ Considered an affiliated investment. See Note 3 in “Notes.”
LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
237	E-mini S&P 500 Index	$50,928,338	$52,604,665	12/17/21	$—	$(1,676,327)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$10,444,945,407	$—	$—	$10,444,945,407
Money Market Fund	41,060,221	—	—	41,060,221
Total Investments	$10,486,005,628	$—	$—	$10,486,005,628
Derivatives:

Liabilities:
Futures Contract	$(1,676,327)	$—	$—	$(1,676,327)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2021 were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
EQUITY INVESTMENT-0.03%@
Insurance-0.03%@
Lincoln National	$3,050,597	$—	$619,723	$358,572	$698,654	$3,488,100	50,736	$358,572	$—

@ As a percentage of Net Assets as of September 30, 2021.
LVIP SSGA S&P 500 Index Fund–10